Fee Revenue	12 Months Ended
Apr. 30, 2026
Revenue from Contract with Customer [Abstract]
Fee Revenue	Fee Revenue
Contract Balances
A contract asset (unbilled receivables) is recorded when the Company transfers control of products or services before there is an unconditional right to payment. A contract liability (deferred revenue) is recorded when cash is received in advance of performance of the obligation. Deferred revenue represents the future performance obligations to transfer control of products or services for which the Company has already received consideration. Deferred revenue is presented in other accrued liabilities on the consolidated balance sheets.
The following table outlines the Company’s contract asset and liability balances as of April 30, 2026 and 2025:

	April 30,
	2026	2025

	(in thousands)
Contract assets-unbilled receivables	$106,286	$113,743
Contract liabilities-deferred revenue	$247,519	$245,379
During fiscal 2026, 2025, and 2024 the Company recognized revenue of $188.3 million, $184.9 million and $195.2 million, respectively, that were included in the contract liabilities balance at the beginning of the period.
Performance Obligations
The Company has elected to apply the practical expedient to exclude the value of unsatisfied performance obligations for contracts with a duration of one year or less. As of April 30, 2026, the aggregate transaction price allocated to the performance obligations that are unsatisfied for contracts with an expected duration of greater than one year at inception was $1,287.7 million. Of the $1,287.7 million of remaining performance obligations, the Company expects to recognize approximately $610.7 million in fiscal 2027, $394.0 million in fiscal 2028, $149.5 million in fiscal 2029 and the remaining $133.5 million in fiscal 2030 and thereafter. However, this amount should not be considered an indication of the Company’s future revenue as contracts with an initial term of one year or less are not included. Further, the Company's contract terms and conditions allow clients to increase or decrease the scope of services and such changes do not increase or decrease a performance obligation until the Company has an enforceable right to payment.
Disaggregation of Revenue
The Company disaggregates its revenue by geography: Americas, EMEA and APAC. This information is presented in Note 12—Segments.
The following table provides further disaggregation of fee revenue by industry:

	Year Ended April 30,
	2026		2025		2024
	Dollars	%	Dollars	%	Dollars	%

	(dollars in thousands)
Industrial	$910,507	31.3%	$814,619	29.9%	$813,919	29.5%
Financial Services	547,351	18.8	516,742	18.9	491,761	17.8
Life Sciences/Healthcare	485,878	16.7	475,779	17.4	485,321	17.6
Technology	432,549	14.9	396,027	14.5	404,569	14.6
Consumer Goods	348,360	12.0	349,196	12.8	382,175	13.8
Education/Non–Profit/General	182,824	6.3	177,725	6.5	184,926	6.7
Fee Revenue	$2,907,469	100.0%	$2,730,088	100.0%	$2,762,671	100.0%